Property and Equipment, Net (Details) - Schedule of property and equipment	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,778,568	$ 353,963	$ 2,766,669
Less: accumulated depreciation	(2,768,056)	(352,624)	(2,766,669)
Total	10,512	1,339
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	154,912	19,735	154,912
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	143,656	18,300	131,757
Computer software [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 2,480,000	$ 315,928	$ 2,480,000